Other Non-financial Assets and Liabilities - Other non-financial assets (Detail) - CLP ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Financial Assets [Line Items]
Other current non-financial assets	$ 192,640,352	$ 66,825,997
Other non-current non-financial assets	78,276,341	89,616,648
VAT Tax Credit and Other Taxes
Disclosure Of Financial Assets [Line Items]
Other current non-financial assets	154,017,802	30,879,791
Other non-current non-financial assets	53,771,356	67,966,488
Prepaid expenses
Disclosure Of Financial Assets [Line Items]
Other current non-financial assets	36,659,062	34,623,121
Guarantee deposit
Disclosure Of Financial Assets [Line Items]
Other non-current non-financial assets	125,724	128,724
PPM water rights
Disclosure Of Financial Assets [Line Items]
Other non-current non-financial assets	10,113,848	9,298,704
Spare parts with a consumption schedule of more than 12 months
Disclosure Of Financial Assets [Line Items]
Other non-current non-financial assets	7,289,051	7,392,047
Other non-financial assets
Disclosure Of Financial Assets [Line Items]
Other current non-financial assets	1,963,488	1,323,085
Other non-current non-financial assets	$ 6,976,362	$ 4,830,685